Financial Income, Net	12 Months Ended
Dec. 31, 2012
Financial Income, Net [Abstract]
Financial Income, Net
Note 13 - Financial Income, net

	Year ended December 31,
	2012	2011	2010
Currency gains, net	$61	$650	$1,989
Income from marketable securities and deposits	1,599	1,347	1,165
Other	(813)	(654)	(555)

	$847	$1,343	$2,599

The Company uses forward contracts and option strategies to manage its foreign exchange rate exposures. Contracts with notional amounts of $37.7 million, $64.7 million and $58.5 million and with estimated fair values that totaled $212, $1,431 and $(132) as of December 31, 2012, 2011 and 2010, respectively, were not designated as hedging instruments for accounting purposes. The changes in fair value of these contracts of $ (1,219), $1,563 and $(956) for the years ended December 31, 2012, 2011 and 2010 have been recognized as finance income (loss) in those years among "currency gains, net". The periodic net cash (receipts) settlements totaled $1,995, $1,617 and $1,602 for the years ended December 31, 2012, 2011 and 2010, respectively.